Exhibit 99.5

Opus Capital Markets Consultants, LLC

BRAVO 2024-RPL1

May 14, 2024

BACKGROUND AND SCOPE METHODOLOGY

This report summarizes the results of a due diligence review performed on a pool of 471 loans purchased on reliance by Loan Funding Structure LLC. (“Customer”) from a client of Opus Capital Markets Consultants, LLC (“Opus”), from which 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Opus CMC performed a detailed compliance review on all loans.

Consultant was established in 2005 and acquired by Wipro Ltd in January 2014. Owls Partners, LLC acquired Consultant December 2022.

COMPLIANCE REVIEW

Opus CMC performed a compliance review on all loans in order to verify that each loan was originated in compliance with applicable federal, state and local anti-predatory lending statutes required by the respective SOW. The compliance review scope is included in Exhibits A herein and the compliance review results are included within Exhibit B.

Note: Opus generally met the NRSRO requirements noted above with the exception that loans were not tested for compliance with Regulation X - Real Estate Settlement Procedures Act (RESPA).

EXHIBIT A

SCOPE OF SERVICES

Regulatory Compliance: Each mortgage loan file will be subject to a post-closing regulatory compliance review to verify that each mortgage loan closed in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the Mortgage Loan and that the loans meet the applicable disclosure requirements provided under the federal Truth in Lending Act (“TILA”), as amended by HOEPA, 15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 226; (ii) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (v) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending including:

✓	Violations of the Federal Truth in Lending Act/ Regulation Z: Includes a review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable.
➢	Review of the Final TIL for the following: Re-calculation of disclosed finance charge, Proper execution by all required parties, Principal and interest calculations, Payment stream(s), Recalculation of disclosed APR.
➢	Review of the Notice of Right to Cancel: Verification of the transaction date, Verification of the expiration date, Proper execution of the Notice of Right to Cancel by all required parties, Verification of disbursement date.
✓	Review of the Final HUD-1: Verification of prepaid finance charges, Verification of interest per diem and/or disbursement date, Proper execution, if applicable.
✓	Section 32/HOEPA. Review includes but is not necessarily limited to:
➢	APR test
➢	HPML test
➢	Points and Fees test
➢	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
➢	Review and confirm documentation type (i.e. full, stated, no ratio)
➢	Review for evidence of prepayment penalty
✓	High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:
➢	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
➢	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
➢	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
➢	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.
➢	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
➢	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
➢	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
➢	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

➢	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
➢	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.
➢	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
➢	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
➢	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
➢	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
➢	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
➢	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
➢	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
➢	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
➢	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
➢	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
➢	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
➢	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
➢	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
➢	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
➢	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
➢	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
➢	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).
➢	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
➢	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
➢	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
➢	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
➢	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
➢	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
➢	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
➢	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
➢	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq
➢	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
➢	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
➢	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
➢	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

➢	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
➢	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
➢	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
➢	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
➢	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
➢	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.

EXHIBIT B

SUMMARY OF COMPLIANCE REVIEW

Loans Reviewed (471)

RPL114	RPL1528	RPL1773	RPL1882	RPL783
RPL115	RPL1529	RPL1774	RPL1883	RPL784
RPL116	RPL1530	RPL1775	RPL1884	RPL785
RPL117	RPL1531	RPL1776	RPL1885	RPL801
RPL119	RPL1532	RPL1777	RPL1886	RPL802
RPL120	RPL1533	RPL1778	RPL1887	RPL803
RPL122	RPL1534	RPL1779	RPL1888	RPL804
RPL123	RPL1535	RPL1780	RPL1889	RPL805
RPL124	RPL1536	RPL1781	RPL1890	RPL806
RPL1284	RPL1537	RPL1782	RPL1891	RPL807
RPL1286	RPL1538	RPL1783	RPL1892	RPL808
RPL1287	RPL1539	RPL1784	RPL1893	RPL809
RPL129	RPL1540	RPL1785	RPL1894	RPL810
RPL130	RPL1541	RPL1786	RPL1895	RPL811
RPL131	RPL1543	RPL1787	RPL1898	RPL812
RPL132	RPL1544	RPL1788	RPL1899	RPL813
RPL1324	RPL1552	RPL1789	RPL1900	RPL814
RPL133	RPL1553	RPL1790	RPL1905	RPL815
RPL135	RPL1554	RPL1791	RPL1906	RPL816
RPL137	RPL1555	RPL1792	RPL1907	RPL817
RPL138	RPL1556	RPL1793	RPL1908	RPL818
RPL1404	RPL1559	RPL1794	RPL1909	RPL819
RPL1405	RPL1560	RPL1799	RPL1910	RPL820
RPL1429	RPL1561	RPL1801	RPL1911	RPL821
RPL143	RPL1562	RPL1803	RPL1912	RPL822
RPL1431	RPL1563	RPL1807	RPL1913	RPL829
RPL1436	RPL1564	RPL1808	RPL1915	RPL830
RPL1438	RPL1565	RPL1809	RPL1916	RPL831
RPL1458	RPL1566	RPL1810	RPL1917	RPL832
RPL1459	RPL1567	RPL1811	RPL1918	RPL833
RPL1460	RPL1568	RPL1814	RPL1919	RPL834
RPL1461	RPL1569	RPL1815	RPL1920	RPL835
RPL1462	RPL1570	RPL1816	RPL1921	RPL836
RPL1463	RPL1571	RPL1817	RPL1922	RPL837
RPL1464	RPL1572	RPL1818	RPL1923	RPL838
RPL1465	RPL1573	RPL1819	RPL1924	RPL839

RPL1466	RPL1574	RPL1820	RPL1925	RPL840
RPL1467	RPL1575	RPL1821	RPL1926	RPL841
RPL1468	RPL1576	RPL1822	RPL1927	RPL842
RPL1469	RPL1583	RPL1823	RPL1928	RPL843
RPL1470	RPL1585	RPL1824	RPL1929	RPL844
RPL1472	RPL1586	RPL1825	RPL1930	RPL845
RPL1473	RPL1587	RPL1826	RPL1931	RPL846
RPL1474	RPL1588	RPL1827	RPL1932	RPL847
RPL1475	RPL1589	RPL1828	RPL1933	RPL848
RPL1476	RPL1590	RPL1829	RPL1934	RPL849
RPL1477	RPL1591	RPL1830	RPL1935	RPL868
RPL1478	RPL1592	RPL1831	RPL1946	RPL869
RPL1479	RPL1708	RPL1832	RPL195	RPL870
RPL1480	RPL1709	RPL1833	RPL1951	RPL871
RPL1481	RPL1721	RPL1834	RPL1952	RPL872
RPL1482	RPL1725	RPL1835	RPL1953	RPL873
RPL1483	RPL1727	RPL1836	RPL1954	RPL874
RPL1484	RPL1730	RPL1837	RPL1955	RPL875
RPL1485	RPL1732	RPL1838	RPL1956	RPL876
RPL1486	RPL1733	RPL1839	RPL1957	RPL877
RPL1487	RPL1734	RPL1840	RPL1958	RPL878
RPL1488	RPL1735	RPL1841	RPL1963	RPL879
RPL1489	RPL1736	RPL1842	RPL1964	RPL880
RPL1491	RPL1737	RPL1843	RPL1965	RPL881
RPL1492	RPL1738	RPL1844	RPL1966	RPL882
RPL1493	RPL1739	RPL1845	RPL1967	RPL883
RPL1494	RPL1740	RPL1846	RPL1968	RPL884
RPL1495	RPL1741	RPL1847	RPL1969	RPL885
RPL1496	RPL1742	RPL1848	RPL1970	RPL886
RPL1497	RPL1743	RPL1849	RPL1971	RPL887
RPL1498	RPL1744	RPL1850	RPL1972	RPL888
RPL1499	RPL1745	RPL1851	RPL1973	RPL889
RPL1500	RPL1746	RPL1852	RPL1974	RPL890
RPL1501	RPL1747	RPL1853	RPL1975	RPL891
RPL1502	RPL1748	RPL1854	RPL1976	RPL896
RPL1503	RPL1749	RPL1855	RPL1982	RPL897
RPL1504	RPL1750	RPL1856	RPL1983	RPL898
RPL1505	RPL1751	RPL1857	RPL1984	RPL899
RPL1506	RPL1752	RPL1858	RPL1985	RPL900
RPL1507	RPL1753	RPL1861	RPL1986	RPL911

RPL1508	RPL1754	RPL1862	RPL1987	RPL912
RPL1509	RPL1755	RPL1863	RPL1988	RPL913
RPL1510	RPL1756	RPL1864	RPL761	RPL914
RPL1511	RPL1757	RPL1865	RPL762	RPL915
RPL1512	RPL1758	RPL1866	RPL768	RPL916
RPL1513	RPL1759	RPL1867	RPL769	RPL917
RPL1514	RPL1760	RPL1868	RPL770	RPL918
RPL1516	RPL1761	RPL1869	RPL771	RPL919
RPL1517	RPL1762	RPL1870	RPL772	RPL920
RPL1518	RPL1763	RPL1871	RPL773	RPL922
RPL1519	RPL1764	RPL1872	RPL774	RPL923
RPL1520	RPL1765	RPL1873	RPL775	RPL924
RPL1521	RPL1766	RPL1874	RPL776	RPL925
RPL1522	RPL1767	RPL1875	RPL777	RPL926
RPL1523	RPL1768	RPL1876	RPL778	RPL927
RPL1524	RPL1769	RPL1877	RPL779
RPL1525	RPL1770	RPL1878	RPL780
RPL1526	RPL1771	RPL1879	RPL781
RPL1527	RPL1772	RPL1881	RPL782